Financial Instruments - Fair Values and Risk Management - Additional Information (Detail)			1 Months Ended						12 Months Ended
	Mar. 01, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Jan. 31, 2022 EUR (€)	Sep. 30, 2021 EUR (€) RealEstateProperty	May 31, 2021 EUR (€) RealEstateProperty	Mar. 31, 2021 EUR (€) RealEstateProperty	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) Customer	Dec. 31, 2020 EUR (€) Customer	Dec. 31, 2019 EUR (€) Customer
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets									€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities									0	0
Transfers between Level 2 and Level 1, assets									0	0
Transfers between Level 2 and Level 1, liabilities									0	0
Transfers into Level 3, assets									0	0
Transfers out of Level 3, assets									0	0
Transfers into Level 3, liabilities									0	0
Transfers out of Level 3, liabilities									0	0
Current and non-current receivables									2,869,000	2,418,000
Cash and cash equivalents									53,472,000	48,187,000
Cash consideration received for asset disposal									4,511,000	2,888,000	€ 66,000
Long-term loan									17,439,000	16,426,000
Unused credit lines									14,947,000
Impairment loss on trade receivables									€ 110,000	€ 1,802,000	€ 2,389,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate									46.40%	57.90%
Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term loan						€ 5,000,000
Long-term debt interest rate basis						six-month Euribor (360)
Long-term debt interest rate spread						2.75%
Subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Accruals on trade receivables									€ 728,000
Other Subsidiaries [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss on trade receivables									€ 618,000
IMPE S.p.A. [member]
Disclosure of detailed information about financial instruments [line items]
Current and non-current receivables	€ 26,000
Cash and cash equivalents	1,313,000
Disposal of major subsidiary [member]
Disclosure of detailed information about financial instruments [line items]
Purchase price adjustments on cash consideration	2,100,000
Disposal of major subsidiary [member] | IMPE S.p.A. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of interests in subsidiary	€ 6,100,000	€ 8,202,000
Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Long-term loan			€ 4,000,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread			2.20%
Events After Reporting Period | Italian Financial Institution [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan			€ 4,000,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread			2.20%
Land [Member]
Disclosure of detailed information about financial instruments [line items]
Cash consideration received for asset disposal								€ 2,800,000
Additional consideration receivable from asset sale								€ 2,500,000
Industrial Real Estate Complex [member] | Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member]
Disclosure of detailed information about financial instruments [line items]
Cash consideration on disposal of non-current assets held for sale				€ 4,254,000	€ 4,254,000	€ 4,254,000
Description of non-current asset or disposal group held for sale which were sold or reclassified				Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),	Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),	Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA),
Number of real estate complexes sold | RealEstateProperty				2	2	2
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer									1	1	1
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer									1	1	1
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency									85.00%
Percentage of insured trade receivables									15.00%
Current and non-current receivables									€ 15,872,000	€ 13,197,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement							5 years
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers									30 days
Borrowings interest rate									3.00%	3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk									5.00%	5.00%	5.00%
Bottom Of Range [Member] | Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk									5.00%	5.00%	5.00%
Bottom Of Range [Member] | Group's Distributors and Retailers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk									80.00%
Customer concentration transacting period									5 years
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers									90 days
Temporarily extended payment period for certain customers									120 days	120 days
Borrowings interest rate									12.00%	12.00%
Top of range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings							€ 40,000,000